Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Balance at the beginning of the year	$ 1,159,182	$ 787,417
Additions charged to bad debt expense	401,448	412,316
Foreign exchange gain	(8,050)	(41,551)
Balance at the end of the year	$ 1,552,580	$ 1,159,182